LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Numerator:
Net loss	(275,597)	(37,476)	(37,051)	(5,814)
Accretion to redemption value of contingently redeemable ordinary shares (Note 12)	(821)	(10,792)	—	—
Net loss attributable to ordinary shareholders—basic and diluted	(276,418)	(48,268)	(37,051)	(5,814)
Denominator:
Weighted average number of shares outstanding—basic and diluted	181,427,603	226,339,320	266,631,802	266,631,802
Basic and diluted loss per share	(1.52)	(0.21)	(0.14)	(0.02)